Income Taxes - Summary Of Company's Current And Deferred Income Tax Provision (Parenthetical) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule Of Current And Deferred Income Tax Provision [Line Items]
Income tax expense benefit discontinued operations	$ 3.2	$ 6.3	$ 13.3	$ 16.7	$ 34.2	$ 14.3	$ 17.3
STARZ BUSINESS OF LIONS GATE ENTERTAINMENT CORP.
Schedule Of Current And Deferred Income Tax Provision [Line Items]
Income tax expense benefit discontinued operations			$ (8.6)	$ (89.1)	(128.9)	(18.3)	7.1
Discontinued Operations | STARZ BUSINESS OF LIONS GATE ENTERTAINMENT CORP.
Schedule Of Current And Deferred Income Tax Provision [Line Items]
Income tax expense benefit discontinued operations					$ 24.2	$ 100.3	$ 37.3